Assumptions Used in Accounting for Pension Plan (Detail) - Pension		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate - net periodic benefit cost	[1]	7.70%	7.90%	7.30%
Rate of increase in compensation levels of covered employees		7.00%	10.00%	7.00%
Rate of return on plan assets		6.50%	6.50%	6.50%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.